Provisions and Contingent Provisions (Details 2) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Provisions And Contingent Provisions Details 2Abstract
Provision for seniority compensation	$ 6,797	$ 9,531
Provision for stock-based personnel benefits
Provision for performance bonds	68,595	59,633
Provision for vacations	23,864	22,792
Provision for other personnel benefits	1,967	1,423
Total	$ 101,223	$ 93,379